WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
WARRANTS.
Schedule of assumptions used to estimate the fair value of the Warrants

	As of October 26, 2015	As of December 11, 2015	As of December 31, 2015
Exercise price	$24.48	$28.08	$24.48 ~ $28.08
Risk-free interest rate	0.672%	0.935%	1.036% ~ 1.057%
Dividend yield	—	—	—
Time to maturity	2	2	1.82 ~ 1.95
Expected volatility	67.24%	65.13%	63.38% ~ 63.88%

Schedule of reconciliation of the beginning and ending balances of the Warrants measured at fair value
Derivative Liabilities	At December 31, 2015
$
Beginning balance	—
Warrants issued	16,378
Fair value change of the Warrants included in earnings	8,887

Ending balance	25,265